SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Total property and equipment	$ 4,475	$ 4,179
Less: accumulated depreciation	(2,122)	(1,724)
Property and equipment, net	2,353	2,455
Computer Hardware And Software [Member]
Property, Plant, and Equipment [Line Items]
Total property and equipment	4,420	4,137
Furniture Fixture And Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total property and equipment	$ 55	$ 42